Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
VARIABLE INTEREST ENTITIES [Abstract]
Financial Information of Consolidated VIEs

	As of December 31, (in thousands)
	2015	2016
ASSETS:
Cash and cash equivalents	$10,318	$1,166
Accounts receivable, net	49,272	19,874
Prepaid expense	4,202	1,427
Other receivable	31,328	16,158
Due from affiliates	192,204	240,859
Due from Sohu	242	—
Other current assets	—	1,797
Assets held for sale	—	12,551

Total current assets	287,566	293,832

Goodwill	10,257	10,257
Deferred tax assets and provision	11,665	3,603
Other non-current assets	6,879	4,272

Total assets	$316,367	$311,964

LIABILITIES:
Accounts payable	$8,414	$7,799
Accrued and other short-term liabilities	11,379	7,561
Due to affiliates	83,602	50,330
Due to Sohu	—	28
Receipts in advance and deferred revenue	36,463	30,785
Tax payable	13,700	903
Liabilities held for sale	—	3,232

Total current liabilities	153,558	100,638

Other long-term liabilities	1,540	14,736

Total liabilities	$155,098	$115,374

	For the Year ended December 31, (in thousands)
	2014	2015	2016
Net revenue	$726,668	$742,547	$426,329
Net income/(loss)	(108,889)	2,499	48,496

	For the Year ended December 31, (in thousands)
	2014	2015	2016
Net cash provided by/(used in) operating activities	$2,296	$(74,415)	$(3,161)
Net cash provided by/(used in) investing activities	(94,257)	71,687	2,319
Net cash used in financing activities	(793)	—	—